Financial instruments (Tables)	9 Months Ended
Aug. 31, 2023
Financial instruments
Schedule Of Fair Value Measurements, Nonrecurring
	August 31, 2023		November 30, 2022
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debentures(i)	1,800,000	1,763,312	1,800,000	1,753,406
Promissory notes payable(i)	375,252	375,252	360,514	360,514

Schedule Of Past Due Financing Receivables
	August 31,	November 30,
	2023	2022
	$	$

Accounts receivable	-	602
Less allowance for doubtful accounts	-	-
Total trade and other receivables, net	-	602

Not past due	-	602
Past due for more than 31 days but no more than 120 days	-	-
Past due for more than 120 days	-	-
Total trade and other receivables, gross	-	602

Contractual Obligation, Fiscal Year Maturity Schedule
	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Accounts payable	3,859,164	-	-	-	-	4,732,877
Accrued liabilities	3,517,922	-	-	-	-	3,517,922
Employee costs payable	3,729,776	-	-	-	-	3,729,776
Operating lease liabiity	45,891	-	-	-	-	45,891
Convertible debentures (Note 5)	1,800,000	-	-	-	-	1,800,000
Promissory notes payable (Note 5)	375,252	-	-	-	-	375,252